UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-09869

__Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Your Fund’s Expenses
Franklin Floating Rate Master Series
1
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1, 2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1, 2
a
Net
Annualize d
Expense
Ratio
2
$1,000 $1,051.17 $2.74 $1,022.53 $2.71 0.53%

Franklin Floating Rate Master Trust
Shareholder Information
2
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Master Series
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.99 $8.18 $8.54 $8.69 $8.47 $8.65
Income from investment operations
a
:
Net investment income .............. 0.161
b
0.415 0.460 0.398 0.332 0.419
Net realized and unrealized gains (losses) 0.195 (1.141) (0.378) (0.156) 0.221 (0.184)
Total from investment operations ........ 0.356 (0.726) 0.082 0.242 0.553 0.235
Less distributions from:
Net investment income .............. (0.183) (0.464) (0.442) (0.392) (0.333) (0.415)
Net asset value, end of period .......... $7.16 $6.99 $8.18 $8.54 $8.69 $8.47
Total return
c
....................... 5.12% (9.13)% 0.98% 2.73% 6.71% 3.07%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.60% 0.58% 0.55% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.53% 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income ............... 4.53% 5.41% 5.29% 4.60% 3.78% 5.03%
Supplemental data
Net assets, end of period (000’s) ........ $332,071 $394,720 $1,054,679 $1,760,544 $2,090,626 $1,363,955
Portfolio turnover rate ................ 27.12% 16.80% 27.92%
f
49.97% 67.00% 28.94%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Floating Rate Master Series
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Aerospace & Defense
a,b,c,d
Remington Outdoor Co., Inc. ..................... United States 1,048,435 $ — 0.00
b
Industrial Machinery
b
UTEX Industries, Inc. .......................... United States 120,386 4,093,124 1.23
b
Leisure Facilities
b
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 234,020 0.07
b
Oil & Gas Exploration & Production
b
Samson Resources II LLC ....................... United States 155,501 829,287 0.25
b
Paper Products
a,b,c,d
Appvion Operations, Inc. ........................ United States 563,596 9,451,775 2.85
b
Trucking
a,b
Onsite Rental Group Operations Pty. Ltd. ........... Australia 5,879,078 117,091 0.04
b
Total Common Stocks (Cost $62,483,241) ...............................
14,725,297 4.44
Management Investment Companies
Asset Management & Custody Banks
e
Franklin Floating Rate Income Fund ............... United States 461,717 3,518,280 1.06
e
Franklin Liberty Senior Loan ETF ................. United States 957,785 23,810,535 7.17
Invesco Senior Loan ETF ....................... United States 72,365 1,607,950 0.48
28,936,765 8.71
Total Management Investment Companies (Cost $30,253,006) .............
28,936,765 8.71
Preferred Stocks
Leisure Facilities
b
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 635,506 0.19
b
Total Preferred Stocks (Cost $332,425) ..................................
635,506 0.19
Warrants
% of Net
Assets
a a a a a
Warrants
Industrial Machinery
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 573 0.00
†
Total Warrants (Cost $–) ...............................................
573 0.00
†
Principal
Amount
*
% of Net
Assets
Corporate Bonds
Airlines
f
Delta Air Lines, Inc. / SkyMiles IP Ltd., Senior Secured
Note, 144A, 4.5%, 10/20/25 .................... United States 1,250,000 1,336,219 0.40
Broadcasting
f
Diamond Sports Group LLC / Diamond Sports Finance
Co., Senior Secured Note, 144A, 5.375%, 8/15/26 ... United States 940,000 760,225 0.23
f
Univision Communications, Inc., Senior Secured Note,
144A, 5.125%, 2/15/25 ........................ United States 400,000 402,920 0.12
1,163,145 0.35
Construction Materials
f
Cemex SAB de CV, Senior Secured Bond, 144A, 5.2%,
9/17/30 ................................... Mexico 750,000 816,563 0.25

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Oil & Gas Storage & Transportation
f
Cheniere Energy, Inc., Senior Secured Note, 144A,
4.625%, 10/15/28 ............................ United States 450,000 $ 471,375 0.14
Packaged Foods & Meats
f
Chobani LLC / Chobani Finance Corp., Inc., Senior
Secured Note, 144A, 4.625%, 11/15/28 ........... United States 100,000 102,250 0.03
Specialty Stores
f
Staples, Inc., Senior Secured Note, 144A, 7.5%, 4/15/26 United States 268,000 273,786 0.08
Trucking
a,g
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%,
10/26/23 .................................. Australia 10,725,759 9,847,797 2.97
Wireless Telecommunication Services
f
Vmed O2 UK Financing I plc, Senior Secured Bond,
144A, 4.25%, 1/31/31 ......................... United Kingdom 360,000 360,076 0.11
Total Corporate Bonds (Cost $15,938,594) ...............................
14,371,211 4.33
h,i
Senior Floating Rate Interests
Advertising
Clear Channel Outdoor Holdings, Inc., Term Loan, B,
3.711%, (2-month USD LIBOR + 3.5%; 3-month USD
LIBOR + 3.5%), 8/21/26 ....................... United States 1,303,401 1,274,478 0.38
Aerospace & Defense
AI Convoy (Luxembourg) SARL, Facility USD Term Loan,
B, 4.5%, (6-month USD LIBOR + 3.5%), 1/18/27 .... Luxembourg 1,231,693 1,234,642 0.37
g
Alloy FinCo Ltd., Facility Term Loan, B, 14%, PIK,
(3-month USD LIBOR + 0.5%), 3/06/25 ........... United Kingdom 2,966,667 1,489,148 0.45
j
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .. United States 1,060,278 1,021,578 0.31
B2, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .. United States 570,042 549,235 0.16
a,g,k
FGI Operating Co. LLC, Term Loan, 12%, PIK, (3-month
USD LIBOR + 11%), 5/16/22 ................... United States 11,574,019 6,088,019 1.84
10,382,622 3.13
a a a a a a
Airlines
Allegiant Travel Co., Replacement Term Loan, 3.214%,
(3-month USD LIBOR + 3%), 2/05/24 ............. United States 4,066,319 3,983,976 1.20
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan,
4.75%, (3-month USD LIBOR + 3.75%), 10/20/27 .... United States 956,180 1,004,170 0.30
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD
LIBOR + 5.25%), 6/17/24 ...................... United States 428,660 444,825 0.14
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR
+ 3%), 12/11/26 ............................. Canada 2,896,857 2,796,553 0.84
8,229,524 2.48
a a a a a a
Alternative Carriers
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
3.121%, (1-month USD LIBOR + 3%), 3/09/27 ...... United States 623,553 620,824 0.19
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp., First Lien, Initial Term Loan,
5.76%, (3-month USD LIBOR + 5.5%; 6-month USD
LIBOR + 5.5%), 12/19/25 ...................... United States 1,058,015 1,056,317 0.32
Application Software
Blackboard, Inc., First Lien, Term Loan, B5, 7%, (3-month
USD LIBOR + 6%), 6/30/24 .................... United States 2,211,580 2,209,269 0.67

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Application Software (continued)
Ceridian HCM Holding, Inc., Initial Term Loan, 2.592%,
(1-week USD LIBOR + 2.5%), 4/30/25 ............ United States 692,911 $ 692,738 0.21
Epicor Software Corp., Term Loan, B, 5.25%, (1-month
USD LIBOR + 4.25%), 7/30/27 .................. United States 571,510 575,190 0.17
Greeneden U.S. Holdings I LLC, Term Loan, B, 4.75%,
(1-month USD LIBOR + 4%), 12/01/27 ............ United States 1,251,541 1,257,799 0.38
LogMeIn, Inc., First Lien, Initial Term Loan, 4.881%,
(1-month USD LIBOR + 4.75%), 8/31/27 .......... United States 497,402 496,054 0.15
Mitchell International, Inc., First Lien, Amendment No. 2
New Term Loan Facility, 4.75%, (1-month USD LIBOR
+ 4.25%), 11/29/24 ........................... United States 997,500 1,000,408 0.30
j
Mitchell International, Inc., First Lien, Initial Term Loan,
3.371%, (1-month USD LIBOR + 3.25%), 11/29/24 ... United States 700,000 692,912 0.21
Project Alpha Intermediate Holding, Inc., Term Loan,
4.5%, (3-month USD LIBOR + 3.5%), 4/26/24 ...... United States 1,096,258 1,100,024 0.33
Solera LLC (Solera Finance, Inc.), Dollar Term Loan,
2.871%, (1-month USD LIBOR + 2.75%), 3/03/23 .... United States 496,094 494,732 0.15
Sophia LP, Term Loan, B, 4.5%, (3-month USD LIBOR +
3.75%), 10/07/27 ............................ United States 373,050 375,008 0.11
Surf Holdings SARL, First Lien, Dollar Term Loan,
3.726%, (3-month USD LIBOR + 3.5%), 3/05/27 ..... Luxembourg 1,693,898 1,694,957 0.51
Ultimate Software Group, Inc. (The), First Lien, Initial
Term Loan, 3.871%, (1-month USD LIBOR + 3.75%),
5/04/26 ................................... United States 645,100 647,926 0.20
Veritas US, Inc., Term Loan, B, 6.5%, (3-month USD
LIBOR + 5.5%), 9/01/25 ....................... United States 440,713 444,018 0.13
11,681,035 3.52
a a a a a a
Asset Management & Custody Banks
Russell Investments US Institutional Holdco, Inc., 2025
Term Loan, 4%, (3-month USD LIBOR + 3%), 5/30/25 United States 1,258,950 1,259,347 0.38
Auto Parts & Equipment
Adient US LLC, Initial Term Loan, 4.394%, (1-month
USD LIBOR + 4.25%; 3-month USD LIBOR + 4.25%),
5/06/24 ................................... United States 3,410,966 3,421,625 1.03
j
Highline Aftermarket Acquisition LLC, First Lien, Term
Loan, 5.25%, (3-month USD LIBOR + 4.5%), 11/09/27 United States 610,007 610,769 0.18
Panther BF Aggregator 2 LP, First Lien, Initial Dollar Term
Loan, 3.621%, (1-month USD LIBOR + 3.5%), 4/30/26 Canada 3,894,849 3,902,151 1.18
TI Group Automotive Systems LLC, Initial US Term Loan
(2020), 4.5%, (3-month USD LIBOR + 3.75%), 12/16/24 United States 1,478,111 1,483,654 0.45
TRICO Group LLC, First Lien, Term Loan, B3, 8.5%,
(3-month USD LIBOR + 7.5%), 2/02/24 ........... United States 1,378,886 1,407,326 0.42
j
Truck Hero, Inc., Initial Term Loan, 4.5%, (1-month USD
LIBOR + 3.75%), 1/31/28 ...................... United States 500,856 502,672 0.15
11,328,197 3.41
a a a a a a
Automobile Manufacturers
Thor Industries, Inc., Initial USD Term Loan, 3.938%,
(1-month USD LIBOR + 3.75%), 2/01/26 .......... United States 2,747,883 2,754,753 0.83
Automotive Retail
Wand NewCo 3, Inc., First Lien, Term Loan, B1, 3.121%,
(1-month USD LIBOR + 3%), 2/05/26 ............. United States 1,477,575 1,466,493 0.44
Biotechnology
Grifols Worldwide Operations Ltd., Dollar Term Loan, B,
2.092%, (1-week USD LIBOR + 2%), 11/15/27 ...... Ireland 658,779 658,413 0.20

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Biotechnology (continued)
Horizon Therapeutics USA, Inc., Seventh Amendment
Refinancing Term Loan, 2.188%, (1-month USD LIBOR
+ 2%), 5/22/26 .............................. United States 1,244,270 $ 1,245,210 0.37
1,903,623 0.57
a a a a a a
Broadcasting
Gray Television, Inc., Term Loan, B2, 2.394%, (1-month
USD LIBOR + 2.25%), 2/07/24 .................. United States 5,344,899 5,327,662 1.61
Nexstar Broadcasting, Inc., Term Loan, B3, 2.371%,
(1-month USD LIBOR + 2.25%), 1/17/24 .......... United States 1,901,435 1,902,119 0.57
Sinclair Television Group, Inc., Term Loan, B, 2.38%,
(1-month USD LIBOR + 2.25%), 1/03/24 .......... United States 4,557,929 4,535,139 1.37
Univision Communications, Inc., First Lien, 2020
Replacement Term Loan, 4.75%, (1-month USD LIBOR
+ 3.75%), 3/15/26 ........................... United States 558,596 560,535 0.17
12,325,455 3.72
a a a a a a
Cable & Satellite
CSC Holdings LLC, March 2017 Refinancing Term Loan,
2.377%, (1-month USD LIBOR + 2.25%), 7/17/25 .... United States 6,923,268 6,895,713 2.08
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month
USD LIBOR + 3.5%), 9/25/26 ................... United States 327,833 328,517 0.10
j
Virgin Media Bristol LLC, Term Loan, Q, 2.627%,
(1-month USD LIBOR + 3.25%), 1/31/29 .......... United States 788,848 791,313 0.24
WideOpenWest Finance LLC, Eighth Amendment Term
Loan, B, 4.25%, (1-month USD LIBOR + 3.25%),
8/18/23 ................................... United States 1,036,994 1,037,969 0.31
9,053,512 2.73
a a a a a a
Casinos & Gaming
Boyd Gaming Corp., Refinancing Term Loan, B, 2.342%,
(1-week USD LIBOR + 2.25%), 9/15/23 ........... United States 2,806,318 2,802,950 0.84
Boyd Gaming Corp., Term Loan, A, 3.25%, (1-week USD
LIBOR + 2.75%), 9/15/23 ...................... United States 925,113 928,193 0.28
Caesars Resort Collection LLC, Term Loan ,
B, 2.871%, (1-month USD LIBOR + 2.75%), 12/23/24 . United States 2,032,913 2,001,779 0.60
B1, 4.621%, (3-month USD LIBOR + 4.5%; 1-month
USD LIBOR + 4.5%), 7/21/25 ................... United States 344,577 344,989 0.11
Station Casinos LLC, Facility Term Loan, B1, 2.5%,
(1-month USD LIBOR + 2.25%), 2/08/27 .......... United States 2,315,441 2,285,050 0.69
8,362,961 2.52
a a a a a a
Commodity Chemicals
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan,
3.621%, (1-month USD LIBOR + 3.5%), 3/16/25 ..... United States 298,432 298,868 0.09
Univar Solutions USA, Inc., Term Loan, B3, 2.371%,
(1-month USD LIBOR + 2.25%), 7/01/24 .......... United States 822,270 824,621 0.25
1,123,489 0.34
a a a a a a
Communications Equipment
CommScope , Inc., Initial Term Loan, 3.371%, (1-month
USD LIBOR + 3.25%), 4/06/26 .................. United States 4,003,480 4,005,042 1.21
Construction & Engineering
Ply Gem Midco , Inc., Initial Term Loan, 3.876%, (1-month
USD LIBOR + 3.75%), 4/12/25 .................. United States 498,721 501,028 0.15

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Construction Materials
j
Park River Holdings, Inc., First Lien, Initial Term Loan,
4%, (3-month USD LIBOR + 3.25%), 12/28/27 ...... United States 563,010 $ 565,051 0.17
White Cap Buyer LLC, Initial Closing Date Term Loan,
4.5%, (3-month USD LIBOR + 4%), 10/19/27 ....... United States 748,125 753,474 0.23
1,318,525 0.40
a a a a a a
Consumer Electronics
Playtika Holding Corp., Term Loan, B, 7%, (3-month USD
LIBOR + 6%), 12/10/24 ....................... United States 2,299,000 2,316,369 0.70
Data Processing & Outsourced Services
Neustar , Inc., First Lien, Term Loan, B5, 5.5%, (3-month
USD LIBOR + 4.5%), 8/08/24 ................... United States 1,766,172 1,740,315 0.52
Pitney Bowes, Inc., Incremental Term Loan, B, 5.63%,
(1-month USD LIBOR + 5.5%), 1/07/25 ........... United States 2,310,359 2,309,643 0.70
Tempo Acquisition LLC, Extended Term Loan, 3.75%,
(1-month USD LIBOR + 3.25%), 11/02/26 .......... United States 648,371 648,877 0.19
WEX, Inc., Term Loan, B3, 2.371%, (1-month USD LIBOR
+ 2.25%), 5/15/26 ........................... United States 321,507 321,909 0.10
5,020,744 1.51
a a a a a a
Department Stores
Harbor Freight Tools USA, Inc., Initial Term Loan (2020),
4%, (1-month USD LIBOR + 3.25%), 10/19/27 ...... United States 370,157 371,129 0.11
Michaels Stores, Inc., 2020 Refinancing Term Loan, B,
4.25%, (1-month USD LIBOR + 3.5%), 10/01/27 ..... United States 900,022 901,147 0.27
1,272,276 0.38
a a a a a a
Distributors
Resideo Funding, Inc., Term Loan, A, 2.51%, (3-month
USD LIBOR + 2.25%), 10/25/23 ................. United States 7,740,000 7,623,900 2.29
Diversified Banks
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%,
(3-month USD LIBOR + 3.5%), 6/13/24 ........... United Kingdom 3,358,496 3,306,020 0.99
Diversified Capital Markets
Vertical Midco GmbH, USD Term Loan, 4.567%, (6-month
USD LIBOR + 4.25%), 6/30/27 .................. Germany 1,233,428 1,246,619 0.38
Diversified Metals & Mining
j
U.S. Silica Co., Term Loan, 5%, (1-month USD LIBOR +
4%), 5/01/25 ............................... United States 366,197 338,848 0.10
Diversified Support Services
Allied Universal Holdco LLC, Initial Term Loan, 4.371%,
(1-month USD LIBOR + 4.25%), 7/10/26 .......... United States 1,016,178 1,018,002 0.31
CCI Buyer, Inc., Term Loan, 4.75%, (3-month USD LIBOR
+ 4%), 12/17/27 ............................. United States 241,672 243,666 0.07
Legalzoom.com, Inc., First Lien, 2018 Term Loan,
4.621%, (1-month USD LIBOR + 4.5%), 11/21/24 .... United States 4,010,844 4,018,384 1.21
5,280,052 1.59
a a a a a a
Drug Retail
GNC Holdings, Inc., Second Lien, Term Loan, 6.234%,
(3-month USD LIBOR + 6%), 10/30/26 ............ United States 5,318,279 3,988,710 1.20
Education Services
KUEHG Corp., Term Loan, B-3, 4.75%, (3-month USD
LIBOR + 3.75%), 2/21/25 ...................... United States 1,398,721 1,358,508 0.41

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Electric Utilities
Astoria Energy LLC, Advance (2020) Term Loan, B, 4.5%,
(6-month USD LIBOR + 3.5%), 12/10/27 .......... United States 400,685 $ 401,624 0.12
EFS Cogen Holdings I LLC, Term Loan, 4.5%, (3-month
USD LIBOR + 3.5%), 10/01/27 .................. United States 395,118 394,707 0.12
796,331 0.24
a a a a a a
Electronic Equipment & Instruments
j
Verifone Systems, Inc., First Lien, Initial Term Loan,
4.224%, (3-month USD LIBOR + 4%), 8/20/25 ...... United States 498,724 487,468 0.15
Food Retail
Shearer's Foods LLC, First Lien, Term Loan, 4.75%,
(3-month USD LIBOR + 4%), 9/23/27 ............. United States 191,848 192,807 0.06
Health Care Facilities
ADMI Corp., Amendment No. 3 Incremental Term Loan,
4.75%, (1-month USD LIBOR + 4%), 12/23/27 ...... United States 606,806 612,875 0.18
ADMI Corp., Amendment No. 4 Refinancing Term Loan,
3.75%, (1-month USD LIBOR + 3.25%), 12/23/27 .... United States 700,000 700,000 0.21
Global Medical Response, Inc., 2018 New Term Loan,
5.25%, (3-month USD LIBOR + 4.25%), 3/14/25 ..... United States 842,288 842,183 0.25
Pathway Vet Alliance LLC, First Lien, Initial Delayed Draw
Term Loan, 4.121%, (1-month USD LIBOR + 4%),
3/31/27 ................................... United States 116,535 116,754 0.03
Pathway Vet Alliance LLC, First Lien, Initial Term Loan,
4.121%, (1-month USD LIBOR + 4%), 3/31/27 ...... United States 1,543,250 1,546,151 0.47
Pathway Vet Alliance LLC, Replacement Term Loan,
3.865%, (1-month USD LIBOR + 3.75%), 12/31/27 ... United States 555,556 556,600 0.17
Pluto Acquisition I, Inc., Term Loan, B, 4.615%, (1-month
USD LIBOR + 4.5%), 12/31/27 .................. United States 231,958 233,408 0.07
4,607,971 1.38
a a a a a a
Health Care Services
BrightSpring Health Services, Term Loan, 4.25%,
(1-month USD LIBOR + 3.75%), 3/05/26 .......... United States 300,000 302,063 0.09
CNT Holdings I Corp., First Lien, Term Loan Facility,
4.5%, (3-month USD LIBOR + 3.75%), 11/08/27 ..... United States 193,187 194,533 0.06
j
eResearchTechnology , Inc., First Lien, Initial Term Loan,
5.5%, (1-month USD LIBOR + 4.5%), 2/04/27 ...... United States 1,421,748 1,430,044 0.43
Gentiva Health Services, Inc., First Lien, Term Loan, B,
3.375%, (1-month USD LIBOR + 3.25%), 7/02/25 .... United States 947,440 949,515 0.29
National Mentor Holdings, Inc., First Lien, Initial Term
Loan ,
4.418%, (1-month USD LIBOR + 4.25%; 3-month USD
LIBOR + 4.25%), 3/09/26 ...................... United States 3,456,914 3,465,556 1.04
C, 4.51%, (1-month USD LIBOR + 4.25%), 3/09/26 .. United States 158,198 158,594 0.05
Navicure , Inc., First Lien, Initial Term Loan, 4.121%,
(1-month USD LIBOR + 4%), 10/22/26 ............ United States 3,234,872 3,238,915 0.98
Phoenix Guarantor, Inc., First Lien, Term Loan, B1,
3.38%, (1-month USD LIBOR + 3.25%), 3/05/26 ..... United States 1,841,574 1,839,659 0.55
Pluto Acquisition I, Inc., Incremental Term Loan, 5.5%,
(1-month USD LIBOR + 5%), 6/22/26 ............. United States 400,685 402,688 0.12
Radiology Partners, Inc., First Lien, Term Loan, B,
4.804%, (1-month USD LIBOR + 4.25%; 3-month USD
LIBOR + 4.25%), 7/09/25 ...................... United States 400,000 398,550 0.12
U.S. Anesthesia Partners, Inc., First Lien, Initial Term
Loan, 4%, (3-month USD LIBOR + 3%), 6/23/24 ..... United States 296,923 293,105 0.09
12,673,222 3.82
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Health Care Technology
Inovalon Holdings, Inc., Refinancing Date Term Loan,
3.188%, (1-month USD LIBOR + 3%), 4/02/25 ...... United States 335,737 $ 336,816 0.10
Household Products
Knowlton Development Corp., Inc., 2020 Initial Term
Loan, 3.871%, (1-month USD LIBOR + 3.75%),
12/22/25 .................................. Canada 1,056,188 1,051,346 0.32
Human Resource & Employment Services
j
UKG, Inc., First Lien, 2021 Incremental Term Loan, 4%,
(2-month USD LIBOR + 3.25%), 5/04/26 .......... United States 703,428 707,449 0.21
Industrial Machinery
Altra Industrial Motion Corp., Term Loan, 2.121%,
(1-month USD LIBOR + 2%), 10/01/25 ............ United States 794,742 795,863 0.24
Navistar, Inc., Term Loan, B, 3.63%, (1-month USD
LIBOR + 3.5%), 11/06/24 ...................... United States 6,070,098 6,078,444 1.83
6,874,307 2.07
a a a a a a
Insurance Brokers
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan,
3.371%, (1-month USD LIBOR + 3.25%), 5/09/25 .... United States 2,147,970 2,141,118 0.64
Alliant Holdings Intermediate LLC, Term Loan, B3, 4.25%,
(1-month USD LIBOR + 3.75%), 11/05/27 .......... United States 88,097 88,363 0.03
2,229,481 0.67
a a a a a a
Integrated Telecommunication Services
Global Tel Link, First Lien, Term Loan, 4.371%, (1-month
USD LIBOR + 4.25%), 11/29/25 ................. United States 4,788,520 4,417,410 1.33
Global Tel Link, Second Lien, Term Loan, 8.371%,
(1-month USD LIBOR + 8.25%), 11/29/26 .......... United States 2,479,737 1,926,755 0.58
West Corp., Initial Term Loan, LOAN Note, B, 5%,
(1-month USD LIBOR + 4%; 3-month USD LIBOR +
4%), 10/10/24 .............................. United States 1,189,540 1,172,810 0.35
7,516,975 2.26
a a a a a a
Internet & Direct Marketing Retail
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020
June New Term Loan, 4.75%, (1-month USD LIBOR +
3.75%), 9/13/24 ............................. United States 473,306 475,377 0.15
MH Sub I LLC (Micro Holding Corp.), First Lien,
Amendment No. 2 Initial Term Loan, Internet Brands Inc
Note, 3.621%, (1-month USD LIBOR + 3.5%), 9/13/24 United States 1,010,076 1,005,894 0.30
1,481,271 0.45
a a a a a a
Internet Services & Infrastructure
Barracuda Networks, Inc., First Lien, 2020 Term Loan,
4.5%, (3-month USD LIBOR + 3.75%), 2/12/25 ...... United States 737,877 739,566 0.22
Informatica LLC, Dollar 2020 Term Loan, 3.371%,
(1-month USD LIBOR + 3.25%), 2/25/27 .......... United States 1,449,050 1,448,405 0.44
TIBCO Software, Inc., Term Loan, B3, 3.88%, (1-month
USD LIBOR + 3.75%), 6/30/26 .................. United States 5,546,033 5,546,033 1.67
7,734,004 2.33
a a a a a a
Investment Banking & Brokerage
j
Citadel Securities LP, Term Loan, B, 2.615%, (1-month
USD LIBOR + 2.5%), 2/29/28 ................... United States 1,300,000 1,295,665 0.39

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Investment Banking & Brokerage (continued)
Deerfield Dakota Holding LLC, First Lien, Initial Dollar
Term Loan, 4.75%, (1-month USD LIBOR + 3.75%),
4/09/27 ................................... United States 1,417,866 $ 1,427,486 0.43
j
Jane Street Group LLC, Term Loan, 2.875%, (1-month
USD LIBOR + 2.75%), 1/31/28 .................. United States 939,848 938,339 0.28
3,661,490 1.10
a a a a a a
IT Consulting & Other Services
Aventiv Technologies LLC, First Lien, Initial Term Loan,
5.5%, (3-month USD LIBOR + 4.5%), 11/01/24 ...... United States 979,798 898,612 0.27
Conduent , Inc., Term Loan, B, 2.621%, (1-month USD
LIBOR + 2.5%), 12/07/23 ...................... United States 233,470 231,720 0.07
Milano Acquisition Corp., Term Loan, B, 4.75%, (3-month
USD LIBOR + 4%), 10/01/27 ................... United States 1,254,863 1,260,359 0.38
2,390,691 0.72
a a a a a a
Leisure Facilities
24 Hour Fitness Worldwide, Inc., Exit Term Loan, 5.24%,
(1-month USD LIBOR + 5%), 12/30/25 ............ United States 4,667,993 4,170,082 1.25
Leisure Products
j
Hercules Achievement, Inc. (Varsity Brands Holding Co.,
Inc.), First Lien, Initial Term Loan, 4.5%, (1-month USD
LIBOR + 3.5%), 12/16/24 ...................... United States 499,144 480,044 0.14
NASCAR Holdings LLC, Initial Term Loan, 2.897%,
(1-month USD LIBOR + 2.75%), 10/19/26 ......... United States 1,458,332 1,460,381 0.44
1,940,425 0.58
a a a a a a
Life & Health Insurance
AssuredPartners , Inc., 2020 February Refinancing Term
Loan, 3.647%, (1-month USD LIBOR + 3.5%), 2/12/27 United States 1,445,094 1,439,531 0.43
Metal & Glass Containers
BWay Holding Co., Initial Term Loan, 3.381%, (1-month
USD LIBOR + 3.25%), 4/03/24 .................. United States 2,536,034 2,494,824 0.75
Movies & Entertainment
Banijay Entertainment SAS, Facility USD Term Loan, B,
3.881%, (1-month USD LIBOR + 3.75%), 3/01/25 .... France 422,940 420,430 0.13
Diamond Sports Group LLC, Term Loan, 3.38%, (1-month
USD LIBOR + 3.25%), 8/24/26 .................. United States 3,573,131 3,069,927 0.93
Lions Gate Capital Holdings LLC, Term Loan, A, 1.871%,
(1-month USD LIBOR + 1.75%), 3/22/23 .......... United States 3,611,298 3,593,241 1.08
William Morris Endeavor Entertainment LLC (IMG
Worldwide Holdings LLC), First Lien, Term Loan, B-1,
2.88%, (1-month USD LIBOR + 2.75%), 5/18/25 ..... United States 648,266 607,039 0.18
7,690,637 2.32
a a a a a a
Office Services & Supplies
Staples, Inc., 2019 Refinancing New Term Loan, B1,
5.214%, (3-month USD LIBOR + 5%), 4/16/26 ...... United States 1,242,986 1,220,457 0.37
Oil & Gas Exploration & Production
k
Fieldwood Energy LLC, First Lien, Closing Date Term
Loan, 6.25%, (3-month USD LIBOR + 5.25%), 4/11/22 United States 25,460,344 6,609,123 1.99
UTEX Industries, Inc., First Out Term Loan, 8.5%,
(1-month USD LIBOR + 7%), 12/03/24 ............ United States 1,251,016 1,261,963 0.38

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Oil & Gas Exploration & Production (continued)
UTEX Industries, Inc., Second Out Term Loan, 11%,
(1-month USD LIBOR + 9.5%), 12/03/25 .......... United States 764,899 $ 759,801 0.23
8,630,887 2.60
a a a a a a
Oil & Gas Storage & Transportation
Centurion Pipeline Co. LLC, Initial Term Loan, 3.371%,
(1-month USD LIBOR + 3.25%), 9/29/25 .......... United States 1,286,031 1,284,423 0.39
Packaged Foods & Meats
B&G Foods, Inc., Term Loan, B4, 2.621%, (1-month USD
LIBOR + 2.5%), 10/10/26 ...................... United States 295,597 296,731 0.09
CSM Bakery Solutions Ltd., First Lien, Term Loan, 7.25%,
(3-month USD LIBOR + 6.25%), 1/04/22 .......... United States 6,207,732 6,175,141 1.86
g
CSM Bakery Solutions Ltd., Second Lien, Term Loan,
8.75%, PIK, (3-month USD LIBOR + 7.75%), 7/05/21 . United States 2,131,331 2,093,135 0.63
JBS USA Lux SA, New Term Loan, 2.121%, (1-month
USD LIBOR + 2%), 5/01/26 .................... Luxembourg 894,571 895,085 0.27
9,460,092 2.85
a a a a a a
Paper Packaging
Berry Global, Inc., Term Loan, Y, 2.133%, (1-month USD
LIBOR + 2%), 7/01/26 ........................ United States 627,749 627,630 0.19
Paper Products
d
Appvion Operations, Inc., Term Loan, 7%, (3-month USD
LIBOR + 6%), 6/12/26 ........................ United States 4,145,882 4,107,885 1.24
Personal Products
Coty, Inc., USD Term Loan, B, 2.382%, (1-month USD
LIBOR + 2.25%), 4/07/25 ...................... United States 248,598 235,011 0.07
Sunshine Luxembourg VII SARL, Facility Term Loan, B1,
5%, (3-month USD LIBOR + 4%), 10/01/26 ........ Luxembourg 2,108,700 2,118,073 0.64
2,353,084 0.71
a a a a a a
Pharmaceuticals
Bausch Health Cos., Inc., Initial Term Loan, 3.121%,
(1-month USD LIBOR + 3%), 6/02/25 ............. United States 2,956,012 2,962,249 0.89
Property & Casualty Insurance
Asurion LLC, New Term Loan, B-8, 3.371%, (1-month
USD LIBOR + 3.25%), 12/23/26 ................. United States 3,637,035 3,623,397 1.09
Asurion LLC, Replacement Term Loan, B6, 3.147%,
(1-month USD LIBOR + 3%), 11/03/23 ............ United States 95,252 95,222 0.03
Asurion LLC, Second Lien, Replacement Term Loan, B2,
6.621%, (1-month USD LIBOR + 6.5%), 8/04/25 ..... United States 80,342 80,643 0.02
Asurion LLC, Term Loan ,
5.365%, (1-month USD LIBOR + 5.25%), 12/31/27 ... United States 52,263 52,786 0.02
B9, 3.365%, (1-month USD LIBOR + 3.25%), 12/31/27 United States 1,001,142 996,762 0.30
4,848,810 1.46
a a a a a a
Publishing
j
Cengage Learning, Inc., 2016 Refinancing Term Loan,
5.25%, (3-month USD LIBOR + 4.25%), 6/07/23 ..... United States 1,598,433 1,541,497 0.46
Nielsen Finance LLC, Dollar Term Loan, B5, 4.75%,
(1-month USD LIBOR + 3.75%), 6/04/25 .......... United States 210,529 212,833 0.06
1,754,330 0.52
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Railroads
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan,
B, 5%, (3-month USD LIBOR + 4%), 5/21/26 ....... Australia 5,681,715 $ 5,681,715 1.71
Research & Consulting Services
j
Dun & Bradstreet Corp. (The), Initial Term Loan
Borrowing, B, 3.378%, (1-month USD LIBOR + 3.25%),
2/06/26 ................................... United States 510,614 512,621 0.16
Restaurants
IRB Holding Corp., Fourth Amendment Incremental Term
Loan, 4.25%, (3-month USD LIBOR + 3.25%), 12/15/27 United States 358,059 359,817 0.11
Security & Alarm Services
Prime Security Services Borrower LLC, First Lien, 2019
Refinancing Term Loan, B1, 4.25%, (3-month USD
LIBOR + 3.25%; 1-month USD LIBOR + 3.25%),
9/23/26 ................................... United States 450,145 450,788 0.13
Specialized Consumer Services
Sedgwick Claims Management Services, Inc. (Lightning
Cayman Merger Sub Ltd.), Initial Term Loan, 3.371%,
(1-month USD LIBOR + 3.25%), 12/31/25 ......... United States 497,462 495,251 0.15
j
WeddingWire , Inc., First Lien, Initial Term Loan, 4.711%,
(2-month USD LIBOR + 4.5%; 3-month USD LIBOR +
4.5%), 12/19/25 ............................. United States 600,000 590,625 0.18
1,085,876 0.33
a a a a a a
Specialized Finance
j
Sabre GLBL, Inc., 2020 Other Term Loan, B, 4.75%,
(1-month USD LIBOR + 4%), 12/17/27 ............ United States 86,896 87,928 0.02
Verscend Holding Corp., Term Loan, B, 4.621%, (1-month
USD LIBOR + 4.5%), 8/27/25 ................... United States 1,817,279 1,821,822 0.55
1,909,750 0.57
a a a a a a
Specialty Chemicals
Illuminate Buyer LLC, Term Loan, 4.121%, (1-month USD
LIBOR + 4%), 6/30/27 ........................ United States 283,769 285,100 0.08
j
INEOS 226 Ltd., USD Term Loan, B, 3.25%, (1-month
USD LIBOR + 2.75%), 1/21/26 .................. United Kingdom 515,166 517,850 0.16
j
NIC Acquisition Corp., Term Loan, 4.5%, (3-month USD
LIBOR + 3.75%), 12/29/27 ..................... United States 372,468 374,332 0.11
1,177,282 0.35
a a a a a a
Specialty Stores
j
Party City Holdings, Inc., 2018 Replacement Term Loan,
3.25%, (2-month USD LIBOR + 2.5%; 3-month USD
LIBOR + 2.5%), 8/19/22 ....................... United States 1,395,675 1,349,443 0.41
Petco Animal Supplies, Inc., Term Loan, 4.25%, (3-month
USD LIBOR + 3.25%), 1/26/23 .................. United States 521,411 521,560 0.16
PetSmart, Inc., Term Loan, B, 4.5%, (3-month USD
LIBOR + 3.75%), 12/31/27 ..................... United States 518,127 515,536 0.15
Woof Holdings, Inc., First Lien, Initial Term Loan, 4.5%,
(1-year USD LIBOR + 3.75%), 12/21/27 ........... United States 320,887 322,760 0.10
2,709,299 0.82
a a a a a a
Systems Software
j
athenahealth , Inc., First Lien, Term Loan, B, 4.633%,
(1-month USD LIBOR + 4.5%), 2/11/26 ........... United States 3,101,430 3,116,457 0.94
DCert Buyer, Inc., First Lien, Initial Term Loan, 4.121%,
(1-month USD LIBOR + 4%), 10/16/26 ............ United States 2,571,347 2,580,990 0.78

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Semiannual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
h,i
Senior Floating Rate Interests
(continued)
Systems Software (continued)
Hyland Software, Inc., First Lien, 2018 Refinancing Term
Loan, 4.25%, (1-month USD LIBOR + 3.5%), 7/01/24 . United States 1,238,598 $ 1,245,416 0.37
Idera , Inc., First Lien, Initial Term Loan, 5%, (3-month
USD LIBOR + 4%), 6/28/24 .................... United States 880,841 883,413 0.27
Ivanti Software, Inc., First Lien, Initial Term Loan, 5.75%,
(3-month USD LIBOR + 4.75%), 12/01/27 ......... United States 500,000 505,000 0.15
Perforce Software, Inc., First Lien, New Term Loan,
3.871%, (1-month USD LIBOR + 3.75%), 7/01/26 .... United States 1,806,750 1,805,621 0.54
Quest Software US Holdings, Inc., First Lien, Initial Term
Loan, 4.462%, (3-month USD LIBOR + 4.25%), 5/16/25 United States 990,012 991,427 0.30
11,128,324 3.35
a a a a a a
Technology Hardware, Storage & Peripherals
Amentum Government Services Holdings LLC, First Lien,
Initial Term Loan, 3.621%, (1-month USD LIBOR +
3.5%), 1/29/27 .............................. United States 895,500 892,702 0.27
Amentum Government Services Holdings LLC,
Incremental Term Loan, 5.5%, (3-month USD LIBOR +
4.75%), 1/29/27 ............................. United States 620,130 624,781 0.19
1,517,483 0.46
a a a a a a
Trucking
Avis Budget Car Rental LLC, New Term Loan, B, 2.38%,
(1-month USD LIBOR + 2.25%), 8/06/27 .......... United States 2,789,660 2,734,369 0.82
Kenan Advantage Group Holdings Corp. (The), Initial
Canadian Term Loan, 4%, (1-month USD LIBOR + 3%),
7/29/22 ................................... United States 197,715 196,005 0.06
Kenan Advantage Group Holdings Corp. (The), Initial U.S.
Term Loan, 4%, (1-month USD LIBOR + 3%), 7/29/22 United States 831,433 824,241 0.25
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B,
5.5%, (1-month USD LIBOR + 4.5%), 10/26/22 ...... Australia 7,844,959 7,307,064 2.20
11,061,679 3.33
a a a a a a
Wireless Telecommunication Services
Altice France SA, USD Incremental Term Loan, B-13,
4.127%, (1-month USD LIBOR + 4%), 8/14/26 ...... France 1,173,810 1,176,093 0.35
Total Senior Floating Rate Interests (Cost $292,932,140) ..................
266,896,973 80.37
Shares/Units
Escrows and Litigation Trusts
b,f
99 Escrow Issuer, Inc., Escrow Account, 144A ........ United States 600,000 583,353 0.18
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
a,b,d
Remington Outdoor Co., Inc., Litigation Units ......... United States 98,704 — 0.00
Total Escrows and Litigation Trusts (Cost $599,509) ......................
583,353 0.18
Total Long Term Investments (Cost $402,538,915) ........................
326,149,678 98.22
a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
The accompanying notes are an integral part of these financial statements. Semiannual Report
15
See Abbreviations on page 28 .
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
l
Joint Repurchase Agreement, 0.04%, 2/01/21 (Maturity Value $16,879,957)
BNP Paribas Securities Corp. (Maturity Value $9,980,274)
Deutsche Bank Securities, Inc. (Maturity Value $2,907,573)
HSBC Securities (USA), Inc. (Maturity Value $3,992,110)
Collateralized by U.S. Government Agency Securities, 3.5% - 5%,
11/20/41 - 2/20/50; U.S. Treasury Bonds, 6.25% - 7.63%, 11/15/22
- 8/15/23; and U.S. Treasury Note, 1.63%, 11/15/22 (valued at
$17,222,208) ............................................. 16,879,900 $ 16,879,900 5.08
Total Repurchase Agreements (Cost $16,879,900) ........................
16,879,900 5.08
a a a
Total Short Term Investments (Cost $16,879,900 ) .........................
16,879,900 5.08
a
Total Investments (Cost $419,418,815) ..................................
$343,029,578 103.30
Other Assets, less Liabilities ...........................................
(10,958,839) (3.30)
Net Assets ...........................................................
$332,070,739 100.00
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
See Note 10 regarding holdings of 5% voting securities.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2021, the aggregate value of these securities was $5,106,767, representing 1.5% of net assets.
g
Income may be received in additional securities and/or cash.
h
See Note 1(d) regarding senior floating rate interests.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
k
See Note 7 regarding credit risk and defaulted securities.
l
See Note 1(b) regarding joint repurchase agreement.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2021 (unaudited)
Semiannual Report The accompanying notes are an integral part of these financial statements.
16
Franklin
Floating Rate
Master Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $320,324,910
Cost - Controlled affiliates (Note 3 d and 10 ) ..................................................... 24,162,179
Cost - Non-controlled affiliates (Note 3 d and 10 ) .................................................. 58,051,826
Cost - Unaffiliated repurchase agreements ...................................................... 16,879,900
Value - Unaffiliated issuers .................................................................. $285,261,203
Value - Controlled affiliates (Note 3 d and 10 ) ..................................................... 23,810,535
Value - Non-controlled affiliates (Note 3 d and 10 ) ................................................. 17,077,940
Value - Unaffiliated r epurchase agreements ...................................................... 16,879,900
Cash .................................................................................... 804,606
Receivables:
Investment securities sold ................................................................... 2,908,801
Dividends and interest ..................................................................... 1,240,336
Total assets .......................................................................... 347,983,321
Liabilities:
Payables:
Investment securities purchased .............................................................. 14,548,959
Management fees ......................................................................... 130,759
Distributions to shareholders ................................................................. 1,176,818
Accrued expenses and other liabilities ........................................................... 56,046
Total liabilities ......................................................................... 15,912,582
Net assets, at value ................................................................. $332,070,739
Net assets consist of:
Paid-in capital ............................................................................. $722,636,905
Total distributable earnings (losses) ............................................................. (390,566,166)
Net assets, at value ................................................................. $332,070,739
Shares outstanding ......................................................................... 46,356,375
Net asset value and maximum offering price per share ($332,070,739÷46,356,375 shares outstanding) .......... $7.16

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2021 (unaudited)
The accompanying notes are an integral part of these financial statements. Semiannual Report
17
Franklin
Floating Rate
Master Series
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $157,447
Controlled affiliates (Note 3 d and 10 ) ........................................................... 329,943
Non-controlled affiliates (Note 3 d and 10 ) ....................................................... 134,040
Interest:
Unaffiliated issuers ........................................................................ 7,594,794
Unaffiliated issuers:
Payment-in-kind ......................................................................... 638,399
Non-controlled affiliates (Note 3 d and 10 ) ....................................................... 193,710
Total investment income ................................................................... 9,048,333
Expenses:
Management fees (Note 3 a ) ................................................................... 948,607
Custodian fees (Note 4 ) ...................................................................... 1,355
Reports to shareholders ...................................................................... 2,812
Registration and filing fees .................................................................... 53
Professional fees ........................................................................... 96,822
Trustees' fees and expenses .................................................................. 11,188
Other .................................................................................... 13,057
Total expenses ......................................................................... 1,073,894
Expense reductions (Note 4 ) ............................................................... (1,789)
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................................. (123,862)
Net expenses ......................................................................... 948,243
Net investment income ................................................................ 8,100,090
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (23,748,133)
Non-controlled affiliates (Note 3 d and 10 ) ...................................................... (2,479,118)
Net realized gain (loss) .................................................................. (26,227,251)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 33,746,230
Controlled affiliates (Note 3 d ) ............................................................... 898,402
Non-controlled affiliates (Note 3 d and 10 ) ...................................................... 818,917
Net change in unrealized appreciation (depreciation) ............................................ 35,463,549
Net realized and unrealized gain (loss) ............................................................ 9,236,298
Net increase (decrease) in net assets resulting from operations .......................................... $17,336,388

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
Semiannual Report The accompanying notes are an integral part of these financial statements.
18
Franklin Floating Rate Master Series
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,100,090 $34,395,151
Net realized gain (los s) ................................................. (26,227,251) (65,558,706)
Net change in unrealized appreciation (depreciation) ........................... 35,463,549 (29,805,223)
Net increase (decrease) in net assets resulting from operations ................ 17,336,388 (60,968,778)
Distributions to shareholders .............................................. (9,121,491) (39,188,896)
Capital share transactions (Note 2 ) .......................................... (70,864,366) (559,801,591)
Net increase (decrease) in net assets ................................... (62,649,469) (659,959,265)
Net assets:
Beginning of period ..................................................... 394,720,208 1,054,679,473
End of period .......................................................... $332,070,739 $394,720,208

Franklin Floating Rate Master Trust
19
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Floating Rate Master Series
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Master Series (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund’s pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
20
Semiannual Report
Franklin Floating Rate Master Series
(continued)
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
period end, as indicated in the Statement of Investments,
had been entered into on January 29, 2021.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been
segregated for these securities.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale. On
July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. There remains uncertainty regarding the future
utilization of LIBOR and the nature of any replacement rate.
As such, the potential effect of a transition away from LIBOR on the Fund or the Fund's investments that use or may use a
floating rate based on LIBOR cannot yet be determined.
e. Income Taxes
The Fund is a disregarded entity for U.S. income tax
purposes. As such, no provision has been made for income
taxes because all income, expenses, gains and losses are
allocated to a non-U.S. beneficial owner for inclusion in its individual income tax return, as applicable.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date. The Fund's gross
investment income is distributed to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund
will not be distributed. Distributable earnings are determined according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
21
Semiannual Report
Franklin Floating Rate Master Series
(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2021, the annualized gross effective investment management fee rate was 0.530% of the
Fund’s average daily net assets.
Six Months Ended
January 31, 2021
Year Ended
July 31, 2020
Shares Amount Shares Amount
Shares sold ................................... 786,560 $5,555,832 3,720,913 $29,708,156
Shares redeemed ............................... (10,867,020) (76,420,198) (76,295,798) (589,509,747)
Net increase (decrease) .......................... (10,080,460) $(70,864,366) (72,574,885) $(559,801,591)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.530% Up to and including $2.5 billion
0.450% Over $2.5 billion, up to and including $6.5 billion
0.430% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
1. Organization and Significant Accounting Policies
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
22
Semiannual Report
Franklin Floating Rate Master Series
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2021, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the Fund do not exceed 0.53%, based on the average net assets of the Fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Advisers may discontinue this waiver at any time upon notice to the Board.
f. Other Affiliated Transactions
At January 31, 2021, Franklin Floating Rate Fund, PLC owned 100% of the Fund's outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund  has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2021 , the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Controlled Affiliates
Dividends
Franklin Liberty Senior Loan ETF $22,912,133 $— $— $ — $ 898,402 $ 23,810,535 957,785 $ 329,943
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $10,750,395 $— $(7,344,028) $(2,480,862) $2,592,775 $3,518,280 461,717 $134,040
Total Affiliated Securities .... $33,662,528 $— $(7,344,028) $(2,480,862) $3,491,177 $27,328,815 $463,983
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
23
Semiannual Report
Franklin Floating Rate Master Series
(continued)
5. Income Taxes
At January 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2021, aggregated
$91,141,877 and $150,662,529, respectively.
7. Credit Risk and Defaulted Securities
At January 31, 2021, the Fund had 81.5% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January
31, 2021, the aggregate value of these securities was $12,697,142, representing 3.8% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $420,194,677
Unrealized appreciation ........................................................................ $6,793,941
Unrealized depreciation ........................................................................ (83,959,040)
Net unrealized appreciation (depreciation) .......................................................... $(77,165,099)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
24
Semiannual Report
Franklin Floating Rate Master Series
(continued)
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2021, investments in “affiliated companies” were as follows:
11. Shareholder Distributions
For the period ended January 31, 2021, the Fund made the following distributions:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Master Series
563,596
a
Appvion Operations, Inc. ...................... 6/14/18-4/12/19 $ 5,922,237 $ 9,451,775
1,048,435 Remington Outdoor Co., Inc. ................... 4/13/12-4/12/19 43,510,469 —
Total Restricted Securities (Value is 2.85% of Net Assets) ............. $49,432,706 $9,451,775
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,107,885 as of January 31, 2021.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. .... $ 11,034,433 $ — $ — $ — $ (1,582,658) $ 9,451,775 563,596 $ —
Remington Outdoor Co., Inc. . 262,109 — — — (262,109) — 1,048,435 —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 98,704 —
Interest
Appvion Operations, Inc., Term
Loan, 7.337%, (3-month USD
LIBOR + 6%) .......... 5,483,153 1,250
a
(1,449,171)
a
1,744 70,909 4,107,885 4,145,882 193,710
Total Affiliated Securities
(Value is 4.1% of Net Assets) $16,779,695 $1,250 $(1,449,171) 1,744 (1,773,858) $13,559,660 $193,710
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
Payment Date Amount Per Share
8/31/2020 $0.033759
9/30/2020 0.033033
10/30/2020 0.033140
11/30/2020 0.030121
12/31/2020 0.027713
1/29/2021 0.025190
Total $0.182956
9. Restricted Securities
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
25
Semiannual Report
Franklin Floating Rate Master Series
(continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2021, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ — $ —
a
$ —
Industrial Machinery .................... — 4,093,124 — 4,093,124
Leisure Facilities ....................... — 234,020 — 234,020
Oil & Gas Exploration & Production ......... — 829,287 — 829,287
Paper Products ........................ — — 9,451,775 9,451,775
Trucking ............................. — — 117,091 117,091
Management Investment Companies ......... 28,936,765 — — 28,936,765
Preferred Stocks ........................ — 635,506 — 635,506
Warrants .............................. — — 573 573
Corporate Bonds :
Airlines .............................. — 1,336,219 — 1,336,219
Broadcasting ......................... — 1,163,145 — 1,163,145
Construction Materials .................. — 816,563 — 816,563
Oil & Gas Storage & Transportation ......... — 471,375 — 471,375
Packaged Foods & Meats ................ — 102,250 — 102,250
Specialty Stores ....................... — 273,786 — 273,786

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
26
Semiannual Report
Franklin Floating Rate Master Series
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At January 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series (continued)
Assets:
Corporate Bonds:
Trucking ............................. $ — $ — $ 9,847,797 $ 9,847,797
Wireless Telecommunication Services ....... — 360,076 — 360,076
Senior Floating Rate Interests ............... — 253,501,890 13,395,083 266,896,973
Escrows and Litigation Trusts ............... — 583,353 —
a
583,353
Short Term Investments ................... — 16,879,900 — 16,879,900
Total Investments in Securities ........... $28,936,765 $281,280,494 $32,812,319 $343,029,578
a
Includes securities determined to have no value at January 31, 2021.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks
Aerospace & Defense . $ 262,109 $ — $ — $ — $ — $ — $ — $ (262,109) $ —
b
$ (262,109)
Paper Products ..... 11,034,433 — — — — — — (1,582,658) 9,451,775 (1,582,658)
Trucking .......... 171,018 — — — — — — (53,927) 117,091 (53,927)
Warrants
Industrial Machinery .. — — — — — — — 573 573 57 3
Corporate Bonds
Trucking .......... 8,881,805 — — — — 473,588 — 492,404 9,847,797 492,404
Senior Floating Rate
Interests
Aerospace & Defense . 13,196,628 29,704 (6,848,631) — — 5,479 30,017 (325,178) 6,088,019 (280,766)
Trucking .......... 6,916,082 — — — — (90,015) — 480,997 7,307,064 480,997
Escrows and Litigation
Trusts ........... —
b
— — — — — — — —
b
—
Total Investments in Securities . $40,462,075 $29,704 $(6,848,631) $— $— $ 389,052 $ 30,017 $ (1,249,898) $32,812,319 $ (1,2 05 ,4 8 6)
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
27
Semiannual Report
Franklin Floating Rate Master Series
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2021, are as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks:
Paper Products
...........
$9,451,775 Discounted cash flow Weighted average
cost of capital
19.3% Decrease
b
Free cash flow $107.5 mil Increase
b
Discount for lack of
marketability
8.9% Decrease
b
Long term growth 2.5% Increase
Corporate Bonds:
Trucking
.................
9,847,797 Discounted cash flow Discount rate 15.6% Decrease
b
Free cash flow $11.4 mil Increase
Senior Floating Rate Interests:
Aerospace & Defense
......
6,088,019 Recovery value Asset value estimate $58.5 mil Increase
b
Trucking
................
7,307,064 Discounted cash flow Discount rate 10.2% Decrease
b
Free cash flow $8.6 mil Increase
All Other Investments
.........
117,664
c,d
Total.
.........................
$32,812,319
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
d
Includes securities determined to have no value at January 31, 2021.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
28
Semiannual Report
Franklin Floating Rate Master Series
(continued)
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ETF
Exchange-Traded Fund
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind

Your Fund’s Expenses
Franklin Floating Rate Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 8/1/20
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1, 2
Ending
Account
Value 1/31/21
Expenses
Paid During
Period
8/1/20–1/31/21
1, 2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,069.68 $3.13 $1,022.18 $3.06 0.60%

Franklin Floating Rate Master Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin Floating Rate Master Trust
Financial Highlights
Franklin Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
3
a
Six Months
Ended January
31, 2021
(unaudited)
Year Ended July 31,
Year Ended
July 31, 2016
a
2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.34 $8.61 $9.45 $10.04 $9.83 $10.00
Income from investment operations
b
:
Net investment income .............. 0.164
c
0.412 0.695 0.698 0.686 0.403
Net realized and unrealized gains (losses) 0.335 (1.227) (0.827) (0.588) 0.214 (0.174)
Total from investment operations ........ 0.499 (0.815) (0.132) 0.110 0.900 0.229
Less distributions from:
Net investment income .............. (0.214) (0.455) (0.708) (0.700) (0.690) (0.399)
Net asset value, end of period .......... $7.63 $7.34 $8.61 $9.45 $10.04 $9.83
Total return
d
....................... 6.97% (9.74)% (1.48)% 1.30% 9.25% 2.46%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.73% 0.71% 0.68% 0.69% 0.71%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ............... 4.36% 5.42% 7.66% 7.25% 6.82% 5.76%
Supplemental data
Net assets, end of period (000’s) ........ $193,618 $202,101 $325,091 $363,071 $303,689 $348,682
Portfolio turnover rate ................ 30.99% 67.04% 30.93% 55.93% 62.11% 42.49%
g
a
For the period November 6, 2015 (commencement of operations) to July 31, 2016.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio securities received from purchases in-kind.

Franklin Floating Rate Master Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Floating Rate Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
4
a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.9%
Aerospace & Defense 0.0%
a,b,c,d
Remington Outdoor Co., Inc. ............................. United States 732,184 $ —
Hotels, Restaurants & Leisure 0.1%
24 Hour Fitness Worldwide, Inc. .......................... United States 50,709 114,095
Paper & Forest Products 1.8%
a,b,c
Appvion Operations, Inc. ................................ United States 209,637 3,515,715
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 4,747,033 94,545
Total Common Stocks (Cost $35,590,696) ......................................
3,724,355
Preferred Stocks 0.2%
Hotels, Restaurants & Leisure 0.2%
b
24 Hour Fitness Worldwide, Inc. .......................... United States 120,097 309,850
b
Total Preferred Stocks (Cost $162,071) .........................................
309,850
Principal
Amount
*
Corporate Bonds 4.1%
Road & Rail 4.1%
a,e
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 8,660,319 7,951,425
Total Corporate Bonds (Cost $9,300,535) .......................................
7,951,425
f,g
Senior Floating Rate Interests 89.9%
Aerospace & Defense 2.2%
e
Alloy FinCo Ltd., Facility Term Loan , B , 14% , PIK, ( 3-month USD
LIBOR + 0.5% ), 3/06/25 ............................... United Kingdom 3,930,545 1,972,977
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,566,315 1,509,144
B2, 3.754%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 842,105 811,368
4,293,489
a a a a a a
Airlines 4.1%
Allegiant Travel Co., Replacement Term Loan , 3.214% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 2,448,420 2,398,840
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 692,540 727,298
Delta Air Lines, Inc., Term Loan , 5.75% , ( 1-month USD LIBOR +
4.75% ), 12/30/38 .................................... United States 497,500 507,512
JetBlue Airways Corp., Term Loan , 6.25% , ( 3-month USD LIBOR +
5.25% ), 6/17/24 ..................................... United States 138,639 143,867
Kestrel Bidco , Inc., Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 4,247,100 4,100,044
7,877,561
a a a a a a
Auto Components 3.5%
Adient US LLC, Initial Term Loan , 4.394% , ( 1-month USD LIBOR +
4.25%; 3-month USD LIBOR + 4.25% ), 5/06/24 ............. United States 4,115,964 4,128,826
Highline Aftermarket Acquisition LLC, First Lien, Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 11/09/27 .................. United States 519,163 519,812
TRICO Group LLC, First Lien, Term Loan , B3 , 8.5% , ( 3-month USD
LIBOR + 7.5% ), 2/02/24 ............................... United States 1,811,766 1,849,133
h
Truck Hero, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 1/31/28 ..................................... United States 185,393 186,065
6,683,836
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
5
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Automobiles 2.0%
Thor Industries, Inc., Initial USD Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 2/01/26 .............................. United States 3,776,338 $ 3,785,779
Banks 1.5%
Finastra Ltd., First Lien, Dollar Term Loan , 4.5% , ( 3-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 2,967,691 2,921,321
Capital Markets 0.5%
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan ,
4% , ( 3-month USD LIBOR + 3% ), 5/30/25 ................. United States 80,060 80,085
Vertical Midco GmbH, USD Term Loan , 4.567% , ( 6-month USD
LIBOR + 4.25% ), 6/30/27 .............................. Germany 944,886 954,992
1,035,077
a a a a a a
Chemicals 0.0%
†
Illuminate Buyer LLC, Term Loan , 4.121% , ( 1-month USD LIBOR +
4% ), 6/30/27 ....................................... United States 99,750 100,218
Commercial Services & Supplies 3.6%
CCI Buyer, Inc., Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
12/17/27 .......................................... United States 177,505 178,970
Legalzoom.com, Inc., First Lien, 2018 Term Loan , 4.621% , ( 1-month
USD LIBOR + 4.5% ), 11/21/24 .......................... United States 3,856,196 3,863,445
Staples, Inc., 2019 Refinancing New Term Loan , B1 , 5.214% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 2,904,432 2,851,789
6,894,204
a a a a a a
Construction Materials 0.5%
White Cap Buyer LLC, Initial Closing Date Term Loan , 4.5% ,
( 3-month USD LIBOR + 4% ), 10/19/27 .................... United States 1,047,375 1,054,864
Containers & Packaging 1.5%
BWay Holding Co., Initial Term Loan , 3.381% , ( 1-month USD LIBOR
+ 3.25% ), 4/03/24 ................................... United States 2,902,525 2,855,359
Diversified Consumer Services 0.5%
h
KUEHG Corp., Term Loan , B-3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 1,000,000 971,250
Diversified Financial Services 1.2%
Jefferies Finance LLC, 2020 Term Loan , 3.938% , ( 1-month USD
LIBOR + 3.75% ), 9/30/27 .............................. United States 997,500 1,001,241
h
Sabre GLBL, Inc., 2020 Other Term Loan , B , 4.75% , ( 1-month USD
LIBOR + 4% ), 12/17/27 ............................... United States 251,632 254,621
Verscend Holding Corp., Term Loan , B , 4.621% , ( 1-month USD
LIBOR + 4.5% ), 8/27/25 ............................... United States 1,072,697 1,075,378
2,331,240
a a a a a a
Diversified Telecommunication Services 2.3%
Global Tel Link, First Lien, Term Loan , 4.371% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 4,905,691 4,525,500
Electric Utilities 1.1%
EFS Cogen Holdings I LLC, Term Loan , 4.5% , ( 3-month USD LIBOR
+ 3.5% ), 10/01/27 ................................... United States 2,074,369 2,072,212
Entertainment 5.6%
Banijay Entertainment SAS, Facility USD Term Loan , B , 3.881% ,
( 1-month USD LIBOR + 3.75% ), 3/01/25 .................. France 2,423,925 2,409,539
Diamond Sports Group LLC, Term Loan , 3.38% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 7,441,271 6,393,317

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
6
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Entertainment (continued)
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B-1 , 2.88% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 2,104,371 $ 1,970,544
10,773,400
a a a a a a
Food & Staples Retailing 2.2%
GNC Holdings, Inc., Second Lien, Term Loan , 6.234% , ( 3-month
USD LIBOR + 6% ), 10/30/26 ........................... United States 5,062,377 3,796,782
Shearer's Foods LLC, First Lien, Term Loan , 4.75% , ( 3-month USD
LIBOR + 4% ), 9/23/27 ................................ United States 502,006 504,516
4,301,298
a a a a a a
Food Products 0.7%
e
CSM Bakery Solutions Ltd., Second Lien, Term Loan , 8.75% , PIK,
( 3-month USD LIBOR + 7.75% ), 7/05/21 .................. United States 1,367,014 1,342,516
Health Care Providers & Services 6.6%
ADMI Corp., Amendment No. 3 Incremental Term Loan , 4.75% ,
( 1-month USD LIBOR + 4% ), 12/23/27 .................... United States 614,381 620,525
ADMI Corp., Amendment No. 4 Refinancing Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 12/23/27 ................. United States 1,500,000 1,500,000
CNT Holdings I Corp., First Lien, Term Loan Facility , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 141,992 142,981
h
eResearchTechnology , Inc., First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 1,429,909 1,438,252
Global Medical Response, Inc., 2018 New Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 1,197,784 1,197,635
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.418%, (1-month USD LIBOR + 4.25%; 3-month USD LIBOR +
4.25%), 3/09/26 ..................................... United States 244,854 245,466
C, 4.51%, (1-month USD LIBOR + 4.25%), 3/09/26 .......... United States 11,205 11,233
h,i
National Mentor Holdings, Inc., Incremental Term Loan ,
B, TBD, 3/09/26 ..................................... United States 568,293 569,714
C, TBD, 3/09/26 ..................................... United States 21,935 21,990
Navicure , Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month USD
LIBOR + 4% ), 10/22/26 ............................... United States 3,003,135 3,006,889
Pathway Vet Alliance LLC, First Lien, Initial Delayed Draw Term
Loan , 4.121% , ( 1-month USD LIBOR + 4% ), 3/31/27 ......... United States 172,521 172,846
Pathway Vet Alliance LLC, First Lien, Initial Term Loan , 4.121% ,
( 1-month USD LIBOR + 4% ), 3/31/27 ..................... United States 2,284,661 2,288,957
Pluto Acquisition I, Inc., Incremental Term Loan , 5.5% , ( 1-month USD
LIBOR + 5% ), 6/22/26 ................................ United States 306,676 308,210
Pluto Acquisition I, Inc., Term Loan , B , 4.615% , ( 1-month USD
LIBOR + 4.5% ), 12/31/27 .............................. United States 517,941 521,178
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan , 4% ,
( 3-month USD LIBOR + 3% ), 6/23/24 ..................... United States 804,991 794,639
12,840,515
a a a a a a
Hotels, Restaurants & Leisure 1.2%
24 Hour Fitness Worldwide, Inc., Exit Term Loan , 5.24% , ( 1-month
USD LIBOR + 5% ), 12/30/25 ........................... United States 2,275,842 2,033,089
Caesars Resort Collection LLC, Term Loan , B , 2.871% , ( 1-month
USD LIBOR + 2.75% ), 12/23/24 ......................... United States 79,808 78,585
IRB Holding Corp., Fourth Amendment Incremental Term Loan ,
4.25% , ( 3-month USD LIBOR + 3.25% ), 12/15/27 ............ United States 258,254 259,522
2,371,196
a a a a a a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
7
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Household Durables 1.9%
Playtika Holding Corp., Term Loan , B , 7% , ( 3-month USD LIBOR +
6% ), 12/10/24 ...................................... United States 3,637,721 $ 3,665,203
Household Products 0.5%
Knowlton Development Corp., Inc., 2020 Initial Term Loan , 3.871% ,
( 1-month USD LIBOR + 3.75% ), 12/22/25 ................. Canada 880,767 876,729
Insurance 0.2%
Alliant Holdings Intermediate LLC, Term Loan , B3 , 4.25% , ( 1-month
USD LIBOR + 3.75% ), 11/05/27 ......................... United States 127,801 128,187
AssuredPartners , Inc., 2020 June Incremental Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/12/27 ................... United States 248,125 250,451
Asurion LLC, Term Loan , 5.365% , ( 1-month USD LIBOR + 5.25% ),
12/31/27 .......................................... United States 17,721 17,898
396,536
a a a a a a
Internet & Direct Marketing Retail 0.3%
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 9/13/24 .... United States 634,108 636,883
IT Services 9.5%
Arches Buyer, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
4% ), 12/06/27 ...................................... United States 441,084 443,762
Aventiv Technologies LLC, First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.5% ), 11/01/24 .................. United States 10,937,166 10,030,912
Aventiv Technologies LLC, Second Lien, Initial Term Loan , 9.25% ,
( 6-month USD LIBOR + 8.25% ), 11/01/25 .................. United States 1,645,000 1,348,168
Barracuda Networks, Inc., First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 851,298 853,247
Informatica LLC, Dollar 2020 Term Loan , 3.371% , ( 1-month USD
LIBOR + 3.25% ), 2/25/27 .............................. United States 307,675 307,538
Milano Acquisition Corp., Term Loan , B , 4.75% , ( 3-month USD
LIBOR + 4% ), 10/01/27 ............................... United States 1,461,106 1,467,506
Pitney Bowes, Inc., Incremental Term Loan , B , 5.63% , ( 1-month USD
LIBOR + 5.5% ), 1/07/25 ............................... United States 3,991,995 3,990,758
18,441,891
a a a a a a
Leisure Products 2.8%
Bass Pro Group LLC, Initial Term Loan , 5.75% , ( 1-month USD
LIBOR + 5% ), 9/25/24 ................................ United States 4,937,847 4,954,586
h
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 569,268 547,485
5,502,071
a a a a a a
Machinery 2.8%
Navistar, Inc., Term Loan , B , 3.63% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 5,486,430 5,493,974
Media 3.2%
h
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 6/07/23 .................. United States 1,208,094 1,165,062
Clear Channel Outdoor Holdings, Inc., Term Loan , B , 3.711% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 2,538,385 2,482,058
Nielsen Finance LLC, Dollar Term Loan , B5 , 4.75% , ( 1-month USD
LIBOR + 3.75% ), 6/04/25 .............................. United States 763,384 771,736
Radiate HoldCo LLC, Term Loan , B , 4.25% , ( 1-month USD LIBOR +
3.5% ), 9/25/26 ...................................... United States 229,677 230,156

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
8
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Media (continued)
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 3/15/26 ........ United States 995,000 $ 998,453
h
Virgin Media Bristol LLC, Term Loan , Q , 2.627% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 502,109 503,678
6,151,143
a a a a a a
Multiline Retail 0.4%
Harbor Freight Tools USA, Inc., Initial Term Loan (2020) , 4% ,
( 1-month USD LIBOR + 3.25% ), 10/19/27 ................. United States 809,023 811,147
Oil, Gas & Consumable Fuels 3.2%
EG Group Ltd., Additional Facility USD Term Loan , 4.254% , ( 3-month
USD LIBOR + 4% ), 2/07/25 ............................ United Kingdom 575,356 575,407
h,j
Fieldwood Energy LLC, Debtor-in-possession Facility Term Loan ,
9.75% , ( 1-month USD LIBOR + 8.75% ), 8/04/21 ............. United States 245,778 251,308
k
Fieldwood Energy LLC, First Lien, Closing Date Term Loan , 6.25% ,
( 3-month USD LIBOR + 5.25% ), 4/11/22 .................. United States 20,615,151 5,351,384
6,178,099
a a a a a a
Paper & Forest Products 2.9%
Appvion Operations, Inc., Term Loan , 7% , ( 3-month USD LIBOR +
6% ), 6/12/26 ....................................... United States 5,611,231 5,559,804
Personal Products 0.5%
Coty, Inc., USD Term Loan , B , 2.382% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 1,011,796 956,496
Professional Services 0.2%
h
Dun & Bradstreet Corp. (The), Initial Term Loan Borrowing , B ,
3.378% , ( 1-month USD LIBOR + 3.25% ), 2/06/26 ............ United States 115,170 115,622
UKG, Inc., First Lien, 2021 Incremental Term Loan , 4% , ( 2-month
USD LIBOR + 3.25% ), 5/04/26 .......................... United States 200,879 202,027
317,649
a a a a a a
Real Estate Management & Development 0.8%
h
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan ,
2.873% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 1,540,250 1,537,200
Road & Rail 5.0%
Kenan Advantage Group Holdings Corp. (The), Initial Canadian Term
Loan , 4% , ( 1-month USD LIBOR + 3% ), 7/29/22 ............. United States 362,502 359,366
Kenan Advantage Group Holdings Corp. (The), Initial U.S. Term
Loan , 4% , ( 1-month USD LIBOR + 3% ), 7/29/22 ............. United States 1,524,400 1,511,214
a
Onsite Rental Group Operations Pty. Ltd., Term Loan , B , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 10/26/22 .................. Australia 6,334,266 5,899,953
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan , B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 1,838,844 1,838,844
9,609,377
a a a a a a
Software 13.3%
h
athenahealth , Inc., First Lien, Term Loan , B , 4.633% , ( 1-month USD
LIBOR + 4.5% ), 2/11/26 ............................... United States 2,158,667 2,169,125
Blackboard, Inc., First Lien, Term Loan , B5 , 7% , ( 3-month USD
LIBOR + 6% ), 6/30/24 ................................ United States 3,017,725 3,014,572
DCert Buyer, Inc., First Lien, Initial Term Loan , 4.121% , ( 1-month
USD LIBOR + 4% ), 10/16/26 ........................... United States 2,156,196 2,164,282
Epicor Software Corp., Term Loan , B , 5.25% , ( 1-month USD LIBOR
+ 4.25% ), 7/30/27 ................................... United States 590,244 594,045
Greeneden U.S. Holdings I LLC, Term Loan , B , 4.75% , ( 1-month
USD LIBOR + 4% ), 12/01/27 ........................... United States 1,645,286 1,653,512

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
9
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f,g
Senior Floating Rate Interests
(continued)
Software (continued)
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.5% ), 7/01/24 .............. United States 264,832 $ 266,290
Idera , Inc., First Lien, Initial Term Loan , 5% , ( 3-month USD LIBOR +
4% ), 6/28/24 ....................................... United States 531,989 533,543
Ivanti Software, Inc., First Lien, Initial Term Loan , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 12/01/27 ......................... United States 1,010,000 1,020,100
LogMeIn, Inc., First Lien, Initial Term Loan , 4.881% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 2,298,407 2,292,178
MA Financeco LLC, Term Loan , B4 , 5.25% , ( 3-month USD LIBOR +
4.25% ), 6/05/25 ..................................... United States 248,438 252,475
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility , 4.75% , ( 1-month USD LIBOR + 4.25% ), 11/29/24 . United States 2,453,850 2,461,003
Perforce Software, Inc., First Lien, New Term Loan , 3.871% ,
( 1-month USD LIBOR + 3.75% ), 7/01/26 .................. United States 1,983,960 1,982,720
Quest Software US Holdings, Inc., First Lien, Initial Term Loan ,
4.462% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 2,872,463 2,876,571
Sophia LP, Term Loan , B , 4.5% , ( 3-month USD LIBOR + 3.75% ),
10/07/27 .......................................... United States 629,080 632,382
Surf Holdings SARL, First Lien, Dollar Term Loan , 3.726% , ( 3-month
USD LIBOR + 3.5% ), 3/05/27 ........................... Luxembourg 1,443,836 1,444,739
Veritas US, Inc., Term Loan , B , 6.5% , ( 3-month USD LIBOR + 5.5% ),
9/01/25 ........................................... United States 2,413,307 2,431,407
25,788,944
a a a a a a
Specialty Retail 0.8%
h
Party City Holdings, Inc., 2018 Replacement Term Loan , 3.25% ,
( 2-month USD LIBOR + 2.5%; 3-month USD LIBOR + 2.5% ),
8/19/22 ........................................... United States 202,817 196,099
h
Petco Animal Supplies, Inc., Term Loan , 4.25% , ( 3-month USD
LIBOR + 3.25% ), 1/26/23 .............................. United States 987,003 987,284
PetSmart, Inc., Term Loan , B , 4.5% , ( 3-month USD LIBOR + 3.75% ),
12/31/27 .......................................... United States 177,206 176,320
Woof Holdings, Inc., First Lien, Initial Term Loan , 4.5% , ( 1-year USD
LIBOR + 3.75% ), 12/21/27 ............................. United States 232,015 233,369
1,593,072
a a a a a a
Technology Hardware, Storage & Peripherals 0.6%
Amentum Government Services Holdings LLC, Incremental Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 1/29/27 ......... United States 770,000 775,775
Cardtronics USA, Inc., Initial Term Loan , 5% , ( 1-month USD LIBOR +
4% ), 6/29/27 ....................................... United States 429,711 431,995
1,207,770
a a a a a a
Wireless Telecommunication Services 0.2%
Altice France SA, USD Incremental Term Loan , B-13 , 4.127% ,
( 1-month USD LIBOR + 4% ), 8/14/26 ..................... France 335,528 336,181
Total Senior Floating Rate Interests (Cost $191,119,073) .........................
174,091,004
Shares/Units
Escrows and Litigation Trusts 0.0%
a,b,d
Remington Outdoor Co., Inc., Litigation Units ................. United States 68,931 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $236,172,375) ...............................
186,076,634
a

Franklin Floating Rate Master Trust
Statement of Investments (unaudited)
Franklin Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
10
See Abbreviations on page 23 .
Short Term Investments 3.8%
a a
Country Shares
a
Value
a
Money Market Funds 3.8%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 7,294,069 $ 7,294,069
Total Money Market Funds (Cost $7,294,069) ...................................
7,294,069
Total Short Term Investments (Cost $7,294,069 ) .................................
7,294,069
a
Total Investments (Cost $243,466,444) 99.9% ...................................
$193,370,703
Other Assets, less Liabilities 0.1% .............................................
247,765
Net Assets 100.0% ...........................................................
$193,618,468
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
See Note 11 regarding holdings of 5% voting securities.
e
Income may be received in additional securities and/or cash.
f
See Note 1(c) regarding senior floating rate interests.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
See Note 10 regarding unfunded loan commitments.
k
See Note 7 regarding credit risk and defaulted securities.
l
See Note 3(d) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
11
Franklin
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $202,867,265
Cost - Non-controlled affiliates (Note 3d and 11) .................................................. 40,599,179
Value - Unaffiliated issuers .................................................................. $186,076,634
Value - Non-controlled affiliates (Note 3d and 11) .................................................. 7,294,069
Cash .................................................................................... 319,323
Receivables:
Investment securities sold ................................................................... 6,128,476
Interest ................................................................................. 655,069
Unrealized appreciation on unfunded loan commitments .............................................. 116,130
Total assets .......................................................................... 200,589,701
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,965,231
Management fees ......................................................................... 86,106
Distributions to shareholders ................................................................. 841,337
Accrued expenses and other liabilities ........................................................... 78,559
Total liabilities ......................................................................... 6,971,233
Net assets, at value ................................................................. $193,618,468
Net assets consist of:
Paid-in capital ............................................................................. $275,943,004
Total distributable earnings (losses) ............................................................. (82,324,536)
Net assets, at value ................................................................. $193,618,468
Shares outstanding ......................................................................... 25,393,087
Net asset value per share .................................................................... $7.63

Franklin Floating Rate Master Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
12
Franklin
Floating Rate
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $74,471
Non-controlled affiliates (Note 3d and 11) ....................................................... 2
Interest:
Unaffiliated issuers ........................................................................ 4,842,910
Total investment income ................................................................... 4,917,383
Expenses:
Management fees (Note 3a) ................................................................... 645,302
Custodian fees (Note 4) ...................................................................... 539
Reports to shareholders ...................................................................... 2,121
Registration and filing fees .................................................................... 51
Professional fees ........................................................................... 68,303
Trustees' fees and expenses .................................................................. 7,557
Other .................................................................................... 6,290
Total expenses ......................................................................... 730,163
Expense reductions (Note 4) ............................................................... (855)
Expenses waived/paid by affiliates (Note 3d and 3e) ............................................. (133,859)
Net expenses ......................................................................... 595,449
Net investment income ................................................................ 4,321,934
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (7,931,420)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 16,963,199
Non-controlled affiliates (Note 3d and 11) ...................................................... (183,046)
Net change in unrealized appreciation (depreciation) ............................................ 16,780,153
Net realized and unrealized gain (loss) ............................................................ 8,848,733
Net increase (decrease) in net assets resulting from operations .......................................... $13,170,667

Franklin Floating Rate Master Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
13
Franklin Floating Rate Income Fund
Six Months Ended
January 31, 2021
(unaudited)
Year Ended
July 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,321,934 $13,430,605
Net realized gain (loss) ................................................. (7,931,420) (17,360,675)
Net change in unrealized appreciation (depreciation) ........................... 16,780,153 (21,278,694)
Net increase (decrease) in net assets resulting from operations ................ 13,170,667 (25,208,764)
Distributions to shareholders .............................................. (5,694,920) (14,505,083)
Capital share transactions (Note 2) .......................................... (15,958,621) (83,275,623)
Net increase (decrease) in net assets ................................... (8,482,874) (122,989,470)
Net assets:
Beginning of period ..................................................... 202,101,342 325,090,812
End of period .......................................................... $193,618,468 $202,101,342

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)
Franklin Floating Rate Income Fund
14
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Floating Rate Master Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
two separate funds and applies the specialized accounting
and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Franklin Floating Rate
Income Fund (Fund) is included in this report. The Fund’s
shares are exempt from registration under the Securities Act of 1933.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been
segregated for these securities.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale. On
July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. There remains uncertainty regarding the future
utilization of LIBOR and the nature of any replacement rate.
As such, the potential effect of a transition away from LIBOR on the Fund or the Fund's investments that use or may use a
floating rate based on LIBOR cannot yet be determined.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income is recorded on the ex-dividend date. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Senior Floating Rate Interests
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
2. Shares of Beneficial Interest
At January 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the period ended January 31, 2021, the annualized gross effective investment management fee rate was 0.650% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.
Six Months Ended
January 31, 2021
Year Ended
July 31, 2020
Shares Amount Shares Amount
Shares redeemed ............................... (2,152,468) (15,958,621) (10,220,758) (83,275,623)
Net increase (decrease) .......................... (2,152,468) $(15,958,621) (10,220,758) $(83,275,623)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 million, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
d. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended January 31, 2021, the Fund held investments in affiliated management investment companies as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) of the
Fund do not exceed 0.60%, based on the average net assets until November 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
At January 31, 2021, the shares of the Fund were owned by the following investment companies:
a
Investment activities of significant investment companies could have a material impact on the Fund.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $12,251,544 $46,233,695 $(51,191,170) $— $— $7,294,069 7,294,069 $2
Total Affiliated Securities .... $12,251,544 $46,233,695 $(51,191,170) $— $— $7,294,069 $2
Shares
Percentage of
Outstanding Shares
a
Franklin Strategic Income Fund 15,243,687 60.0%
Franklin Floating Rate Daily Access Fund 4,630,114 18.2%
Franklin Low Duration Total Return Fund 2,389,308 9.4%
Franklin Total Return Fund 1,549,310 6.1%
Franklin Strategic Income VIP Fund 1,118,951 4.5%
Franklin Floating Rate Master Series 461,717 1.8%
Total
25,393,087 100.0%
3. Transactions with Affiliates
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2020, the capital loss carryforwards were as follows:
At January 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2021, aggregated
$57,283,200 and $67,840,463, respectively.
7. Credit Risk and Defaulted Securities
At January 31, 2021, the Fund had 94.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At January
31, 2021, the value of this security was $5,351,384 representing 2.8% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Statement of Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,543,494
Long term ................................................................................ 16,688,383
Total capital loss carryforwards ............................................................... $21,231,877
Cost of investments .......................................................................... $245,175,772
Unrealized appreciation ........................................................................ $4,20 8,493
Unrealized depreciation ........................................................................ (56,013,562)
Net unrealized appreciation (depreciation) .......................................................... $(51,805,069)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At January 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Statement of Investments.
At January 31, 2021, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Income Fund
209,637
a
Appvion Operations, Inc ....................... 6/14/18 $ 2,148,646 $ 3,515,715
732,184 Remington Outdoor Co., Inc. ................... 11/06/15-1/26/18 33,305,110 —
Total Restricted Securities (Value is 1.82% of Net Assets) ............. $35,453,756 $3,515,715
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,559,804 as of January 31, 2021.
Borrower Unfunded Commitment
Fieldwood Energy LLC $2,261,776

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2021, investments in “affiliated companies” were as follows:
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2021, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Remington Outdoor Co., Inc. . $ 183,046 $ — $ — $ — $ (183,046) $ — 732,184 $ —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 68,931 —
Total Affiliated Securities
(Value is —% of Net Assets) $183,046 $— $— $ — $ (183,046) $— $—

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At January 31, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2021, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ — $ —
a
$ —
Hotels, Restaurants & Leisure ............. — 114,095 — 114,095
Paper & Forest Products ................. — — 3,515,715 3,515,715
Road & Rail .......................... — — 94,545 94,545
Preferred Stocks ........................ — 309,850 — 309,850
Corporate Bonds ........................ — — 7,951,425 7,951,425
Senior Floating Rate Interests ............... — 168,191,051 5,899,953 174,091,004
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 7,294,069 — — 7,294,069
Total Investments in Securities ........... $7,294,069 $168,614,996 $17,461,638 $193,370,703
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 116,130 $ — $ 116,130
Total Other Financial Instruments ......... $— $116,130 $— $116,130
a
Includes securities determined to have no value at January 31, 2021.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ 183,046 $ — $ — $ — $ — $ — $ — $ (183,046) $ —
b
$ (183,046)
Paper & Forest Products 4,104,406 — — — — — — (588,691) 3,515,715 (588,691)
Road & Rail ....... 138,088 — — — — — — (43,543) 94,545 (43,543)
Corporate Bonds :
Road & Rail ....... 7,171,452 — — — — 404,068 — 375,905 7,951,425 375,905
Senior Floating Rate
Interests :
Road & Rail ....... 5,584,261 — — — — (45,003) — 360,695 5,899,953 360,695
Escrows and Litigation
Trusts ........... —
b
— — — — — — — —
b
—
Total Investments in Securities . $17,181,253 $— $— $— $— $359,065 $— $(78,680) $17,461,638 $(78,680)
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
b
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Floating Rate Income Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products
.......
$3,515,715 Discounted cash flow Weighted average
cost of capital
19.3% Decrease
b
Free cash flow $107.5 mil Increase
b
Discount for lack of
marketability
8.9% Decrease
b
Long term growth 2.5% Increase
Corporate Bonds:
Road & Rail
................
7,951,425 Discounted cash flow Discount rate 15.6% Decrease
b
Free cash flow $9.2 mil Increase
Senior Floating Rate Interests:
Road & Rail
................
5,899,953 Discounted cash flow Discount rate 10.2% Decrease
b
Free cash flow $7.0 mil Increase
All Other Investments
..........
 94,545
c,d
Total
......................
$17,461,638
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
d
Includes securities determined to have no value at January 31, 2021.
13. Fair Value Measurements
(continued)

Franklin Floating Rate Master Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Income Fund
(continued)
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.
N/A

Item 5.  Audit Committee
of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By __ S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _ S\MATTHEW T. HINKLE_______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date March 26, 2021

By _ S\ROBERT G. KUBILIS________________________

Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date March 26, 2021